Contracts with Customers	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Contracts with Customers

Note 2 - Contracts with Customers

Commercial Grant

The Company was performing under a commercial grant during the period August 2022 - December 2023.

All of the grant revenue is recognized over time using the input method as the Company performs under the contract because control of the work in process transfers continuously to the customer.

At December 31, 2023, the Company has substantially completed its obligation under a grant to continue its research and development related to the treatment of neurological disorders and stroke. There were no remaining contract liabilities at December 31, 2023 related to this grant.

Licensing Agreement

In October 2023, the Company entered into a non-exclusive license agreement with Pfizer, Inc. to use the Company’s POZ polymer technology for use in lipid nanoparticle drug delivery formulations. The agreement grants Pfizer non-exclusive rights to certain intellectual property, know-how, and proprietary technologies. Under the terms of the agreement, Pfizer is authorized to develop, manufacture, market, and commercialize products incorporating the licensed technology with respect to a specific POZ polymer structure in one field. The agreement outlines the protection and enforcement of intellectual property rights related to the licensed technology. Pfizer is obligated to use commercially reasonable diligent efforts to develop and commercialize licensed products, and to use such efforts to accomplish specified development and commercial objectives. The Company is not considered the principal under this licensing arrangement. The agreement includes a one-time upfront payment of $3,000,000 which was received in November 2023, milestone payments payable to the Company upon the achievement of specific development, regulatory, and commercial milestones, and a royalty on net sales of products incorporating the licensed technology in accordance with the terms outlined in the license agreement. In accordance with the Company’s revenue recognition policy as described in Note 1, the upfront payment was recognized upon execution of the contract as the performance obligation related to the payment was substantially satisfied. No other milestones or product sales have been achieved as of December 31, 2023.